Other Operating Income - Schedule of Other Operating Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Other Operating Income [Abstract]
Income from government grant		$ 254,092
Income from sublease to related party	70,826	16,694
Other income	4,466	13,676		9,766
Total other operating income	$ 75,292	$ 284,462	[1]	$ 9,766	[1]

[1]	Amounts have been re-presented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).